Summary of Significant Accounting Policies - Schedule of Significant Changes in the Contract Assets Balances (Details) - USD ($)		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Schedule of Significant Changes in the Contract Assets Balances [Abstract]
Balance Beginning		$ 483
Amounts billed to customers	[1]	(485)	$ (17,414)
Provision of current expected credit losses			(74,622)	[2]
Exchange diff.		2	954
Balance Ending			$ 483

[1]	The amounts billed to customers represent the reclassification of contract assets to receivables as the result of rights to consideration becoming unconditional.
[2]	During the year ended September 30, 2024, the Group recognized that the contract assets which derived from insurance commission, required a full allowance due to the non-renewal of the insurance. As of September 30, 2025 and 2024, the allowance for credit losses were nil and $74,622, respectively.